Mineral Property, Plant and Equipment (Narrative) (Details) $ in Millions		9 Months Ended	12 Months Ended
	Apr. 03, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / oz	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment expense		$ 57.1
Share price (cad per share) | $ / shares				$ 53.00		$ 26.52
Depreciation, right-of-use assets			$ 12.5
Interest capitalized to mineral property, plant and equipment			$ 17.1		$ 7.7
Capitalisation rate of borrowing costs eligible for capitalisation			6.32%		7.03%
Construction in progress			$ 657.8	$ 657.8	$ 414.0	$ 414.0
Year One Through Year Three [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Average realized price per ounce | $ / oz			2,300
Year One Through Year Three [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Average realized price per ounce | $ / oz			2,120
Phase 3+ Expansion Project
Disclosure of detailed information about property, plant and equipment [line items]
Interest capitalized to mineral property, plant and equipment			$ 24.9		$ 11.3
Capitalisation rate of borrowing costs eligible for capitalisation			6.32%
Right of Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			$ (29.0)	$ (29.0)
Orford Mining Corporation
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued (in shares) | shares	0.005588
Number of shares in entity held by entity (in shares) | shares	61,660,902
Percentage of shares held by entity	27.50%
Consideration transferred, acquisition-date fair value	$ 20.7
Acquisition-related costs	$ 1.0